Segment information (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information
Net revenues	12,061	14,639
Net revenues of non-consolidated affiliate entities	347	363
Income from continuing operations before taxes	1,134	3,262
Income from continuing operatings before taxes of non-consolidated affiliate entities	144	149
Private Banking
Segment Reporting Information
Net revenues	5,308	5,592
Income from continuing operations before taxes	1,381	1,668
Investment Banking
Segment Reporting Information
Net revenues	7,068	7,904
Income from continuing operations before taxes	1,381	1,691
Asset Management
Segment Reporting Information
Net revenues	1,231	1,274
Income from continuing operations before taxes	387	393
Adjustments
Segment Reporting Information
Net revenues	(1,546)	(131)
Income from continuing operations before taxes	(2,015)	(490)
of which Noncontrolling interest-related revenues
Segment Reporting Information
Net revenues	229	955
of which Noncontrolling interest income
Segment Reporting Information
Income from continuing operations before taxes	203	942